Long-Term Debt - Additional Information (Details)				1 Months Ended	6 Months Ended
	Oct. 30, 2019 USD ($)	Sep. 25, 2019 USD ($)	Sep. 18, 2019 USD ($) installment	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 27, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 12, 2022 USD ($)
Long-Term Debt
Debt instrument face value					$ 675,000,000
Line of credit facility, repayment installments | installment			20
Restricted cash								$ 31,270,000
Weighted average interest rate					7.80%	3.50%
Interest incurred					$ 18,610,000	$ 9,764,000
Loss on Debt extinguishment					$ 154,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Long-Term Debt
Amount used to repay	$ 204,600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Long-Term Debt
Debt instrument face value			$ 675,000,000.0
Amount drawn		$ 675,000,000.0
Line of Credit Facility, Initiation Date					Sep. 18, 2019
Line of Credit Facility, Prepayment Date					October 12, 2022
$480 Million Senior Secured Term Loan Facility
Long-Term Debt
Debt repaid		$ 470,400,000
Supplemental Agreement to the $675 Million Credit Facility
Long-Term Debt
Voluntary prepayment									$ 18,730,000
Principal and interest repayments				$ 1,789,000
Line of Credit Facility, Initiation Date					Oct. 11, 2022
Write-off of deferred financing fees					$ 123,000
Loss on Debt extinguishment					2,072,000
Principal amount waived					2,195,000
Lenders of $675 Million credit facility
Long-Term Debt
Voluntary prepayment					$ 31,300,000		$ 31,300,000
Line of Credit Facility, Initiation Date					Mar. 27, 2023
Line of Credit Facility, Prepayment Date					March 27, 2023
Write-off of deferred financing fees					$ 154,000
Loss on Debt extinguishment					$ 154,000